OTHER LONG-TERM ASSETS - Inputs Used to Value the Warrant Investments (Details) - Warrant investments	12 Months Ended
Dec. 31, 2019
Bonterra Resources Inc.
Disclosure of financial assets [line items]
Measurement input, assets, remaining life of warrants	1 year 7 months 21 days
Novo Resources Corp.
Disclosure of financial assets [line items]
Measurement input, assets, remaining life of warrants	8 months 5 days
Closing share price | Bonterra Resources Inc.
Disclosure of financial assets [line items]
Measurement input, assets	2.25
Closing share price | Novo Resources Corp.
Disclosure of financial assets [line items]
Measurement input, assets	3.81
Exercise price | Bonterra Resources Inc.
Disclosure of financial assets [line items]
Measurement input, assets	3.10
Exercise price | Novo Resources Corp.
Disclosure of financial assets [line items]
Measurement input, assets	6.00
Volatility | Bonterra Resources Inc.
Disclosure of financial assets [line items]
Measurement input, assets	0.5661
Volatility | Novo Resources Corp.
Disclosure of financial assets [line items]
Measurement input, assets	0.4957
Risk-free interest rate | Bonterra Resources Inc.
Disclosure of financial assets [line items]
Measurement input, assets	0.0169
Risk-free interest rate | Novo Resources Corp.
Disclosure of financial assets [line items]
Measurement input, assets	0.0169
Barrier | Novo Resources Corp.
Disclosure of financial assets [line items]
Measurement input, assets	12.00
Rebate | Novo Resources Corp.
Disclosure of financial assets [line items]
Measurement input, assets	6.00